SCHEDULE OF SUBSIDIARIES (Details)		9 Months Ended	12 Months Ended
		Mar. 31, 2025	Jun. 30, 2024
Golden Star Acquisition [Member]
Date of incorporation/ acquisition		Jan. 24, 2025
Place of incorporation		Cayman Islands
Percentage of direct or indirect economic interest		100.00%
Joy pub Holding Limited [Member]
Date of incorporation/ acquisition		Dec. 09, 2020
Place of incorporation		BVI
Percentage of direct or indirect economic interest		100.00%
Joy pub Holding Limited [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Dec. 09, 2020
Place of incorporation			BVI
Percentage of direct or indirect economic interest			100.00%
Gamehaus Inc [Member]
Date of incorporation/ acquisition		Dec. 02, 2022
Place of incorporation		Cayman Islands
Percentage of direct or indirect economic interest		100.00%
Gamehaus Pte Ltd [Member]
Date of incorporation/ acquisition		May 25, 2022
Place of incorporation		Singapore
Percentage of direct or indirect economic interest		100.00%
Gamehaus Pte Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			May 25, 2022
Place of incorporation			Singapore
Percentage of direct or indirect economic interest			100.00%
Gamehaus Ltd [Member]
Date of incorporation/ acquisition		Jan. 07, 2021
Place of incorporation		Hong Kong
Percentage of direct or indirect economic interest		100.00%
Gamehaus Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Jan. 07, 2021
Place of incorporation			Hong Kong
Percentage of direct or indirect economic interest			100.00%
Gamepromo Co.Limited [Member]
Date of incorporation/ acquisition		May 17, 2021
Place of incorporation		Hong Kong
Percentage of direct or indirect economic interest		100.00%
Gamepromo Co.Limited [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			May 17, 2021
Place of incorporation			Hong Kong
Percentage of direct or indirect economic interest			100.00%
Shanghai Haoyu Technology Co.Ltd [Member]
Date of incorporation/ acquisition		Sep. 30, 2022
Place of incorporation		PRC
Percentage of direct or indirect economic interest		100.00%
Shanghai Haoyu Technology Co.Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Sep. 30, 2022
Place of incorporation			PRC
Percentage of direct or indirect economic interest			100.00%
Chongqing Haohan Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition		Mar. 04, 2021
Place of incorporation		PRC
Percentage of direct or indirect economic interest		100.00%
Chongqing Haohan Network Technology Co.Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Mar. 04, 2021
Place of incorporation			PRC
Percentage of direct or indirect economic interest			100.00%
Beijing Haoyou Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition		Apr. 08, 2021
Place of incorporation		PRC
Percentage of direct or indirect economic interest		100.00%
Beijing Haoyou Network Technology Co.Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Apr. 08, 2021
Place of incorporation			PRC
Percentage of direct or indirect economic interest			100.00%
Chongqing Fanfengjian Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition		Apr. 16, 2021
Place of incorporation		PRC
Percentage of direct or indirect economic interest		70.00%
Chongqing Fanfengjian Network Technology Co. Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Apr. 16, 2021
Place of incorporation			PRC
Percentage of direct or indirect economic interest			70.00%
Shanghai Fanfengjian Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition		Nov. 19, 2021
Place of incorporation		PRC
Percentage of direct or indirect economic interest		70.00%
Shanghai Fanfengjian Network Technology Co.Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Nov. 19, 2021
Place of incorporation			PRC
Percentage of direct or indirect economic interest			70.00%
Shanghai Kuangre Network Technology Co.Ltd [Member]
Date of incorporation/ acquisition		Aug. 25, 2016
Place of incorporation		PRC
Percentage of direct or indirect economic interest		100.00%
Shanghai Kuangre Network Technology Co.Ltd [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Aug. 25, 2016
Place of incorporation			PRC
Percentage of direct or indirect economic interest			100.00%
Dataverse Co. Limited [Member]
Date of incorporation/ acquisition		Sep. 09, 2016
Place of incorporation		Hong Kong
Percentage of direct or indirect economic interest		100.00%
Dataverse Co. Limited [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Sep. 09, 2016
Place of incorporation			Hong Kong
Percentage of direct or indirect economic interest			100.00%
Avid.ly Co.Limited [Member]
Date of incorporation/ acquisition	[1]	Jun. 21, 2017
Place of incorporation	[1]	Hong Kong
Percentage of direct or indirect economic interest	[1]	100.00%
Avid.ly Co.Limited [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition	[2]		Jun. 21, 2017
Place of incorporation	[2]		Hong Kong
Percentage of direct or indirect economic interest	[2]		100.00%
Gamehaus Holding Inc [Member] | Gamehaus Inc [Member]
Date of incorporation/ acquisition			Aug. 02, 2023
Place of incorporation			Cayman Islands
Percentage of direct or indirect economic interest			100.00%

[1]	The entity was deregistered on May 2, 2025. Since the operation of the entity was transferred to the other entities of the Company, the deregistration did not have a material impact on the Company’s unaudited condensed consolidated financial statements for the nine months ended March 31, 2025 and 2024.
[2]	On September 16, 2023, all of the directors of the Company passed the resolution to unconditionally waive any rights, preferences, and privileges of Preferred Shares under the Memorandum and Articles of the Company.